Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Other assets-Other:
Securities received as collateral		¥ 316,631	¥ 290,269
Goodwill and other intangible assets	[1]	28,864	17,783
Deferred tax assets		17,583	13,431
Investments in equity securities for other than operating purposes	[2]	222,516	141,855
Prepaid expenses		19,727	16,262
Other		309,820	347,422
Total, Other assets-Other		915,141	827,022
Other liabilities:
Obligation to return securities received as collateral		316,631	290,269
Accrued income taxes		21,081	16,362
Other accrued expenses		360,813	396,560
Other	[3]	350,940	331,257
Total, Other liabilities		¥ 1,049,465	¥ 1,034,448

[1]	For the six months ended September 30, 2020, Nomura recognized goodwill attributable to the Wholesale segment as a result of acquiring 100% of the ownership interests in Greentech Capital, LLC. See Note.9 “Business combination“ for further information.
[2]	Includes equity securities without readily determinable fair value of ¥65,365 million as of September 30, 2020.
[3]	Includes operating lease liabilities.